Financial instruments by category (Details 1) - KRW (₩) ₩ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Financial Instruments By Category
Fixed deposit – at amortized cost	[1]		₩ 410,000
Saving based insurance – at FVTPL		21,560	13,524
Total		21,560	423,524
Saving based insurance – at FVTPL		310,908	322,538
Equity securities – at FVTPL		858,167	726,991
Debt securities – at FVTPL		102,600	3,400
Project investment		3,023,091
Total		₩ 4,294,766	₩ 1,052,929

[1]	As of December 31, 2024, Korean Won 231,000 thousand of time deposits is provided as collateral for employee loans and restricted for use.